Note 2 - Summary of Significant Accounting Policies (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying unaudited consolidated condensed financial statements include the accounts of CBLI, BioLab 612, and Panacela. All significant intercompany balances and transactions have been eliminated in consolidation.

The consolidated condensed balance sheet as of December 31, 2019, which has been derived from audited financial statements, and the unaudited interim consolidated condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim consolidated financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These consolidated condensed financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, as filed with the SEC (the "2019Form 10-K").

In the opinion of the Company’s management, any adjustments contained in the accompanying unaudited consolidated financial statements are of a normal recurring nature, and are necessary to fairly present the financial position of the Company as of September 30, 2020, along with its results of operations for the three and nine month periods ended September 30, 2020 and 2019 and cash flows for the nine-month periods ended September 30, 2020 and 2019. Interim results are not necessarily indicative of results that may be expected for any other interim period or for an entire year.

At September 30, 2020, we had cash, cash equivalents and short-term investments of $3.0 million in the aggregate. Management believes this capital will be sufficient to support operations beyond one year from this filing. To ensure continuing operations beyond that point, management is evaluating all opportunities, including seeking additional capital through debt or equity financing, the sale or license of drug candidates, the sale of certain of our tangible and/or intangible assets, the sale of interests in our subsidiaries or joint ventures, obtaining additional government research funding, or entering into other strategic transactions. Management believes that sufficient sources of financing will be available to support operations into the future, however there can be no assurances at this time. These financial statements have been prepared under the assumption that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") or other standard-setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Short-Term Investments

The Company’s short-term investments are classified as held to maturity and are recorded at amortized cost. Short-term investments consisted of $0.3 million in certificates of deposit owned by Panacela that have maturity dates falling beyond three months and less than one year. These investments are classified as held to maturity given the intent and ability to hold the investments to maturity. Realized gains and losses, and interest and dividends on short-term investments are recorded in our Consolidated Statement of Operations as Interest and Other Income. The cost of securities sold is based on the specific identification method.

Significant Customers and Accounts Receivable

The following table presents our revenue by customer, on a proportional basis, for the three and nine months ended September 30, 2020 and 2019.

	Three Months Ended			Nine Months Ended
	September 30,			September 30,
Customer	2020	2019	Variance	2020	2019	Variance
Department of Defense	100.0%	90.0%	10.0%	81.2%	60.2%	-21.0%
Incuron	0.0%	10.0%	(10.0)%	18.8%	39.8%	-21.0%
Total	100.0%	100.0%	—%	100.0%	100.0%	—%

Our current Department of Defense ("DoD") revenues come from development contracts that expire in 2020. Revenues from Incuron LLC, a company in which the Company previously owned an equity interest ("Incuron"), comes from a service agreement.

Accounts receivable consist of amounts due under reimbursement contracts with these customers. The Company extends unsecured credit to the above customers under normal trade agreements, which generally require payment within 30 days.

Other Comprehensive Income (Loss)

The Company applies the Accounting Standards Codification ("Codification") on comprehensive income (loss) that requires disclosure of all components of comprehensive income (loss) on an annual and interim basis. Other comprehensive income (loss) is defined as the change in equity of a business enterprise during a period arising from transactions and other events and circumstances from non-owner sources. The following table presents the changes in accumulated other comprehensive loss for the nine months ended September 30, 2020.

Gains and losses on foreign exchange translations
Beginning balance	$(568,030)
Other comprehensive income (loss) before reclassifications	(76,992)
Amounts reclassified from accumulated other comprehensive loss	—
Ending balance	$(645,022)

Accounting for Stock-Based Compensation

The Cleveland Biolabs, Inc. Equity Incentive Plan, adopted in 2018 (the "Plan"), authorizes CBLI to grant (i) options to purchase common stock, (ii) restricted or unrestricted stock units, and (iii) stock appreciation rights, so long as the exercise or grant price of each are at least equal to the fair market value of the stock on the date of grant. As of September 30, 2020, an aggregate of 597,557 shares of common stock were authorized for issuance under the Plan, of which a total of 520,678 shares of common stock remained available for future awards. In addition, a total of 76,879 shares of common stock reserved for issuance were subject to currently outstanding stock options granted under The Cleveland BioLabs, Inc. Equity Incentive Plan, as in effect prior to the 2018 amendment and restatement. A single participant cannot be awarded more than 100,000 shares annually. Awards granted under the Plan have a contractual life of no more than 10 years. The terms and conditions of equity awards (such as price, vesting schedule, term, and number of shares) under the Plan are specified in an award document, and approved by the Company’s board of directors or its management delegates.

The 2013 Employee Stock Purchase Plan (the "ESPP") provides a means by which eligible employees of the Company and certain designated related corporations may be given an opportunity to purchase shares of common stock. As of September 30, 2020, there are 725,000 shares of common stock reserved for purchase under the ESPP. The number of shares reserved for purchase under the ESPP increases on January 1 of each calendar year by the lesser of: (i) 10% of the total number of shares of common stock outstanding on December 31st of the preceding year, or (ii) 100,000 shares of common stock. The ESPP allows employees to use up to 15% of their compensation to purchase shares of common stock at an amount equal to 85% of the fair market value of the Company’s common stock on the offering date or the purchase date, whichever is less.

The Company utilizes the Black-Scholes valuation model for estimating the fair value of all stock options granted where the vesting period is based on length of service or performance, while a Monte Carlo simulation model is used for estimating the fair value of stock options with market-based vesting conditions. No options were granted during the nine months ended September 30, 2020 and September 30, 2019.

Income Taxes

No income tax expense was recorded for the three and nine months ended September 30, 2020 and 2019 as the Company does not expect to have taxable income for 2020 and did not have taxable income in 2019. A full valuation allowance has been recorded against the Company’s net deferred tax asset.

At September 30, 2020, the Company had U.S. federal net operating loss carryforwards of approximately $146.7 million, of which $139.7 million begins to expire if not utilized by 2023, and $7.0 million, which has no expiration, and approximately $4.2 million of tax credit carryforwards, which begin to expire if not utilized by 2024. The Company also has state net operating loss carryforwards of approximately $92.6 million, which begin to expire if not utilized by 2027, and state tax credit carryforwards of approximately $0.3 million, which begin to expire if not utilized by 2022. The purchase of 6,459,948 shares of common stock by David Davidovich on July 9, 2015 resulted in Mr. Davidovich owning 60.2% of the Company at that time. We therefore believe it highly likely that this transaction will be viewed by the U.S. Internal Revenue Service as a change of ownership as defined by Section 382 of the Internal Revenue Code. Consequently, our ability to utilize approximately $124.8 million of U.S. federal net operating loss carryforwards, $3.65 million of U.S. tax credit carryforwards, approximately $73.4 million of state net operating loss carryforwards, and $0.3 million of state tax credit carryforwards, all of which occurred prior to July 9, 2015, are limited. As such, a significant portion of these carryforwards will likely expire before they can be utilized, even if the Company is able to generate taxable income that, except for the foregoing transaction, would have been sufficient to fully utilize these carryforwards.

Earnings (Loss) per Share

Basic net loss per share of common stock excludes dilution for potential common stock issuances and is computed by dividing net loss by the weighted average number of shares outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net loss per share is identical to basic net loss per share as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be antidilutive.

The Company has excluded the following securities from the calculation of diluted net loss per share because all such securities were antidilutive for the periods presented. Additionally, there were no dilutive securities outstanding as of September 30, 2020.

	As of September 30,
Common Equivalent Securities	2020	2019
Warrants	974,090	327,253
Options	76,879	136,289
Total	1,050,969	463,542

Contingencies

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of business. The Company accrues for liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. The Company recorded a revenue loss contingency of $544,000 in the fourth quarter of 2019 related to deposits paid to a supplier in support of our JWMRP contract (as defined below) which the Company may have been responsible for repaying to the DoD.  This amount was recorded as an accrued expense in the December 31, 2019 Consolidated Balance Sheet.  During July 2020, the Company settled with the supplier for repayment of the deposit.  The Company used the proceeds from the return of the deposit to repay the DoD in settlement of any outstanding contingent event.  Accordingly, the Company recorded an extinguishment of the accrued liability to other income in the amount of $501,892 during June 2020.

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of CBLI, BioLab 612, and Panacela. All significant intercompany balances and transactions have been eliminated in consolidation. These financial statements have been prepared on the accrual basis in accordance with accounting principles generally accepted in the United States ("GAAP").

At December 31, 2019, we had cash, cash equivalents, and short-term investments of $1.6 million. Of that total, $0.5 million was restricted for the use of our consolidated joint venture, Panacela, leaving $1.1 million available for general use, which management believes may not be sufficient to support operations into June 2020. To ensure continuing operations, management is evaluating all opportunities to secure additional financing, including investments from non-controlling interests, the sale or license of our drug candidates, the issuance of equity, and securing additional revenues from the U.S. or Russian governments. Management believes that sufficient sources of financing may not be available to support operations into the future. These matters raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared under the assumption that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company had $1.1 million and $3.6 million of cash and cash equivalents at December 31, 2019 and December 31, 2018, respectively. As of December 31, 2019, $0.15 million of the Company’s cash and cash equivalents were held in Russian banks, of which $0.12 million was denominated in rubles with the remaining $0.03 million denominated in U.S. dollars.

Short-Term Investments

The Company’s short-term investments are classified as and held to maturity and recorded at amortized cost. Short-term investments consist of $0.5 million in certificates of deposit with maturity dates beyond three months and less than one year and are owned by Panacela. These investments are classified as held to maturity given the intent and ability to hold the investments to maturity. Realized gains and losses, and interest and dividends on short-term investments are recorded in our Consolidated Statement of Operations as Interest and Other Income. The cost of securities sold is based on the specific identification method.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. The Company maintains cash balances with financial institutions in excess of insured limits.

As of December 31, 2019, the Company held 14% of its cash and cash equivalents in accounts located outside of the United States.

As of February 7, 2020, the Dollar:Russian Ruble exchange rate increased to 62.7977, resulting in a decrease of $0.005 million to the Company’s cash and cash equivalents as compared to December 31, 2019.

Significant Customers and Accounts Receivable

The following table presents our revenue by customer, on a proportional basis, for the periods indicated:

	Years ended December 31,
	2019	2018	Variance
U.S. Department of Defense	64.5%	46.3%	18.2%
Incuron, Inc	35.5%	53.7%	(18.2)%
	100.0%	100.0%	—%

Although the Company anticipates ongoing contract and grant revenue from these customers, there is no guarantee that these revenue streams will continue in the future.

The Company extends unsecured credit to its government customers under normal trade agreements and contracted terms, which generally require payment within 30 days. Accounts receivable consist of amounts due under contracts and grants from these customers, along with amounts receivable under subleases at our Buffalo, New York office facility. There were allowances for doubtful accounts of $0.0 million and $0.2 million at December 31, 2019 and December 31, 2018, respectively, pertaining to accounts receivable from our subleases.

Equipment

Equipment is stated at cost, net of accumulated depreciation. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Repair and maintenance costs are expensed as incurred.

Equipment is depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Laboratory equipment	5
Furniture and fixtures	5
Computer equipment	3

Impairment of Long-Lived Assets

Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets or related asset group may not be recoverable. Determination of recoverability is based on an estimate of discounted future cash flows resulting from the use of the asset. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the asset or asset group, the carrying amount of the asset is written down to its estimated net realizable value.

Intellectual Property

Costs related to filing and pursuing patent applications are recognized as general and administrative expenses as incurred, since the recoverability of such expenditures is uncertain. Upon marketability approval by the FDA, or a respective foreign regulatory governing body, such costs will be capitalized and depreciated over the expected life of the related patent.

Accrued Warrant Liability

Certain warrants are accounted for as derivative instruments in accordance with the Financial Accounting Standards Board Accounting Standards Codification (the "Codification") on derivatives and hedging as the warrant holders, under certain change of control situations, could require settlement in cash. As such, the warrants were initially recorded as liabilities based on their fair values on the date of issuance. Subsequent changes in the value of the warrants are recorded in the Statements of Operations as "Change in value of warrant liability."

The Company’s remaining outstanding warrants were treated as equity upon issuance and continue to be treated as equity since they did not contain any mandatory redemption features or other provisions that would require a different classification of these warrant instruments outside of permanent equity.

Foreign Currency Translation

The Russian ruble is the functional currency of our foreign subsidiaries, which are all located in the Russian Federation. Assets and liabilities of these companies are translated into U.S. dollars at the period-end exchange rate. Income and expense items are translated at the average exchange rates during the period. The net effect of this translation is recorded in the consolidated financial statements as accumulated other comprehensive income (loss).

Other Comprehensive Income (Loss)

The Company applies the Codification on comprehensive income (loss) that requires disclosure of all components of comprehensive income (loss) on an annual and interim basis. Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The following table presents the changes in accumulated other comprehensive loss for the year ended December 31, 2019.

Gains and losses on foreign exchange translations
Beginning balance	$(611,370)
Other comprehensive income (loss) before reclassifications	43,340
Ending balance	$(568,030)

Revenue Recognition

The Company generates grant and contract revenue from two different types of contractual arrangements: cost reimbursable grants and contracts, and fixed-price grants and contracts. Costs consist primarily of internal labor charges, subcontractors and materials, as well as an allocation of fringe benefits, overhead and general and administrative expenses, based on the terms of the contract. Under cost reimbursable grants and contracts, revenue is recognized during the period that the associated research and development costs are incurred. Under fixed-price grants and contracts, revenue is recognized using the percentage-of-completion method. The assumptions and estimates used in determination of the percentage-of-completion are developed in coordination with the principal investigator performing the work.

Research and Development

Research and development ("R&D") costs are expensed as incurred. R&D costs primarily consist of salaries, fringe benefits, and stock-based compensation for our clinical and scientific personnel along with a ratable share of our facility expenses. Other R&D expenses include fees paid to research-oriented consultants and outside service providers, and the costs of materials used in clinical trials and other research activities.

Accounting for Stock-Based Compensation

The Cleveland BioLabs, Inc. Equity Incentive Plan, adopted in 2018 (the "Plan"), authorizes CBLI to grant (i) options to purchase common stock, (ii) restricted or unrestricted stock units, and (iii) stock appreciation rights, so long as the exercise or grant price of each are at least equal to the fair market value of the stock on the date of grant. As of December 31, 2019, an aggregate of 597,557 shares of common stock were authorized for issuance under the Plan, of which a total of approximately 461,452 shares of common stock remained available for future awards. In addition, a total of 136,105 shares of common stock reserved for issuance were subject to currently outstanding stock options granted under the Plan, as in effect prior to the 2018 amendment and restatement. A single participant cannot be awarded more than 100,000 shares annually. Awards granted under the Plan have a contractual life of no more than 10 years. The terms and conditions of equity awards (such as price, vesting schedule, term and number of shares) under the Plan are specified in an award document, and approved by the Company's board of directors or its management delegates.

The 2013 Employee Stock Purchase Plan ("ESPP") provides a means by which eligible employees of the Company and certain designated related corporations may be given an opportunity to purchase shares of common stock. As of December 31, 2019, there were 625,000 shares of common stock reserved for purchase under the ESPP. The number of shares reserved for purchase under the ESPP increases on January 1 of each calendar year by the lesser of (i) 10% of the total number of shares of common stock outstanding on December 31st of the preceding year, or (ii) 100,000 shares of common stock. The ESPP allows employees to use up to 15% of their compensation to purchase shares of common stock at an amount equal to 85% of the fair market value of the Company's common stock on the offering date or the purchase date, whichever is less.

The Company utilizes the Black-Scholes valuation model for estimating the fair value of all stock options granted where the vesting period is based on length of service or performance, while a Monte Carlo simulation model is used for estimating the fair value of stock options with market-based vesting conditions. No options were granted during the years ended December 31, 2019 and 2018.

Income taxes

No income tax expense was recorded for the years ended December 31, 2019 and 2018 as the Company did not have taxable income for any of the years presented. A full valuation allowance has been recorded against the Company’s net deferred tax asset.

Earnings (Loss) per Share

Basic net loss per share of common stock excludes dilution for potential common stock issuances and is computed by dividing net loss by the weighted average number of shares outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net loss per share is identical to basic net loss per share as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be antidilutive.

The Company has excluded the following securities from the calculation of diluted net loss per share because all such securities were antidilutive for the periods presented:

	As of December 31,
Common Equivalent Securities	2019	2018
Warrants	327,253	528,054
Options	136,105	160,076
Total	463,358	688,130

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") or other standard-setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" ("ASU 2016-02"). ASU 2016-02 requires organizations that lease assets with lease terms of more than 12 months to recognize assets and liabilities for the rights and obligations created by those leases on their balance sheets. The ASU also requires new qualitative and quantitative disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. ASU 2016-02 is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The Company adopted this guidance during 2019 with no material impact to the financial statements.